OPERATING DATA - Movement in Inventory Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Inventory write-downs - opening balance	$ 1,370	$ 1,434	$ 1,629
Additions	220	567	516
Deductions / Releases	(554)	(550)	(681)
Foreign exchange and others	144	(81)	(30)
Inventory write-downs - closing balance	$ 1,180	$ 1,370	$ 1,434